3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Details
Accounts Receivable Gross	$ 8,957,000	$ 6,992,000
Allowance for Doubtful Accounts	(609,000)	(950,000)	(523,000)
Accounts Receivable Net	$ 8,348,000	$ 6,042,000	$ 4,381,000